Schedules of Investments ─ IQ Ultra Short Duration ETF

July 31, 2020 (unaudited)

	Principal Amount	Value
Long - Term Bonds 89.3%

Collateralized Mortgage Obligation — 0.1%

Mortgage Securities — 0.1%
COLT Mortgage Loan Trust‡
Series 2019-4 A1, 2.579%, due 11/25/49 (Cost $169,336)(a)	$169,337	$170,523

Commercial Asset-Backed Securities — 9.2%

Asset Backed Securities — 9.2%
Apidos CLO, (Cayman Islands)
Series 2015-20A A1RA, 1.371%, due 7/16/31‡(a)	300,000	292,625
Bain Capital Credit CLO, (Cayman Islands)
Series 2017-1A A1, 1.522%, due 7/20/30‡(a)	1,000,000	984,904
Bain Capital Credit CLO Ltd., (Cayman Islands)
Series 2016-2A BR, 2.075%, due 1/15/29‡(a)	250,000	243,956
Benefit Street Partners CLO Ltd., (Cayman Islands)
Series 2014-IVA A1RR, 1.522%, due 1/20/29‡(a)	250,000	248,166
Series 2015-VIA A1R, 1.512%, due 10/18/29‡(a)	1,000,000	985,614
DB Master Finance LLC
Series 2017-1A A2I, 3.629%, due 11/20/47‡	391,000	403,754
Dell Equipment Finance Trust
Series 2020-1 A2, 2.260%, due 6/22/22‡	400,000	406,510
Discover Card Execution Note Trust
Series 2019-A1 A1, 3.040%, due 7/15/24	903,000	938,965
Dryden 57 CLO Ltd., (Cayman Islands)
Series 2018-57A A, 1.402%, due 5/15/31‡(a)	350,000	341,724
ELFI Graduate Loan Program LLC
Series 2019-A A, 2.540%, due 3/25/44‡	178,897	184,183
Ford Credit Auto Owner Trust
Series 2017-2 A, 2.360%, due 3/15/29‡	1,000,000	1,035,185
Ford Credit Floorplan Master Owner Trust
Series 2017-2 A1, 2.160%, due 9/15/22	750,000	751,282
Series 2019-3 A2, 0.775%, due 9/15/24(a)	446,000	444,766
Greenwood Park CLO Ltd., (Cayman Islands)
Series 2018-1A A2, 1.285%, due 4/15/31‡(a)	300,000	293,256
HPS Loan Management Ltd., (Cayman Islands)
Series 2019-16 A2R, 2.022%, due 1/20/28‡(a)	250,000	243,727
Neuberger Berman CLO, (Cayman Islands)
Series 2013-15A BR, 1.925%, due 10/15/29‡(a)	400,000	390,345
Nissan Master Owner Trust Receivables
Series 2019-B A, 0.605%, due 11/15/23(a)	310,000	309,784
Oaktree CLO Ltd., (Cayman Islands)
Series 2020-1A A, 2.345%, due 7/15/29‡(a)	1,000,000	1,004,381
Octagon Investment Partners 30 Ltd., (Cayman Islands)
Series 2017-1A A2, 1.972%, due 3/17/30‡(a)	250,000	238,915
Palmer Square Loan Funding Ltd., (Cayman Islands)
Series 2019-3A A2, 1.977%, due 8/20/27‡(a)	300,000	292,974
Progress Residential Trust
Series 2018-SFR3, 3.880%, due 10/17/35‡	1,159,271	1,197,371
Regatta Funding Ltd., (Cayman Islands)
Series 2016-1A BR, 1.722%, due 7/20/28‡(a)	500,000	484,268
Shackleton CLO Ltd., (Cayman Islands)
Series 2019-15A B, 2.275%, due 1/15/30‡(a)	500,000	495,706
Silver Creek CLO Ltd., (Cayman Islands)
Series 2014-1A AR, 1.512%, due 7/20/30‡(a)	1,250,000	1,233,192
TICP CLO Ltd., (Cayman Islands)
Series 2018-10A A, 1.272%, due 4/20/31‡(a)	300,000	291,546
Series 2020-15A A, 2.915%, due 4/20/33‡(a)	1,000,000	973,843
Toyota Auto Loan Extended Note Trust
Series 2020-1A A, 1.350%, due 5/25/33‡	750,000	768,059
TRESTLES CLO II Ltd., (Cayman Islands)
Series 2018-2A A2, 1.915%, due 7/25/31‡(a)	275,000	265,447
		15,744,448
Total Commercial Asset-Backed Securities
(Cost $15,694,542)		15,744,448

Commercial Mortgage-Backed Securities — 1.0%

Mortgage Securities — 1.0%
BX Commercial Mortgage Trust
Series 2019-IMC A, 1.175%, due 4/15/34‡(a)	391,682	376,019
Series 2019-XL A, 1.095%, due 10/15/36‡(a)	806,903	804,878
CAMB Commercial Mortgage Trust
Series 2019-LIFE A, 1.245%, due 12/15/37‡(a)	500,000	498,897
		1,679,794
Total Commercial Mortgage-Backed Securities
(Cost $1,700,444)		1,679,794

Corporate Bonds — 51.2%

Basic Materials — 3.2%
Air Products and Chemicals, Inc.
1.500%, due 10/15/25	200,000	208,845
Albemarle Corp.
1.442%, due 11/15/22(a)	450,000	440,702
DuPont de Nemours, Inc.
2.169%, due 5/1/23	1,300,000	1,326,312
EI du Pont de Nemours and Co.
1.700%, due 7/15/25	175,000	182,663
Nutrien Ltd., (Canada)
1.900%, due 5/13/23	975,000	1,008,195
3.625%, due 3/15/24	800,000	875,492
Sherwin-Williams Co. (The)
4.200%, due 1/15/22	1,225,000	1,275,147
Steel Dynamics, Inc.
2.400%, due 6/15/25	125,000	129,844
		5,447,200

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Communications — 3.0%
AT&T, Inc.
3.000%, due 6/30/22	$1,225,000	$1,277,761
Charter Communications Operating LLC / Charter Communications Operating Capital
4.500%, due 2/1/24	1,125,000	1,248,568
Fox Corp.
3.666%, due 1/25/22	1,350,000	1,412,671
Interpublic Group of Cos., Inc. (The)
3.500%, due 10/1/20	466,000	468,229
T-Mobile USA, Inc.
1.500%, due 2/15/26‡	575,000	583,162
		4,990,391
Consumer, Cyclical — 4.2%
BMW US Capital LLC, (Germany)
0.676%, due 4/12/21‡(a)	570,000	569,307
Daimler Finance North America LLC, (Germany)
1.292%, due 2/15/22‡(a)	784,000	781,991
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	200,000	199,334
3.664%, due 9/8/24	325,000	326,699
General Motors Financial Co., Inc.
1.618%, due 6/30/22(a)	422,000	421,478
3.700%, due 11/24/20	253,000	254,368
5.200%, due 3/20/23	225,000	244,753
Newell Brands, Inc.
4.700%, due 8/15/20	144,000	144,360
Nissan Motor Acceptance Corp.
3.650%, due 9/21/21‡	272,000	274,048
Ralph Lauren Corp.
1.700%, due 6/15/22	175,000	178,568
Starbucks Corp.
1.300%, due 5/7/22	1,200,000	1,218,035
VF Corp.
2.050%, due 4/23/22	775,000	795,387
Volkswagen Group of America Finance LLC, (Germany)
1.157%, due 9/24/21‡(a)	430,000	428,405
2.900%, due 5/13/22‡	1,250,000	1,296,527
		7,133,260
Consumer, Non-cyclical — 7.2%
AbbVie, Inc.
1.024%, due 11/21/22‡(a)	599,000	600,555
2.300%, due 5/14/21	270,000	273,387
2.600%, due 11/21/24‡	500,000	533,589
Anheuser-Busch InBev Worldwide, Inc., (Belgium)
2.500%, due 7/15/22	561,000	585,351
Anthem, Inc.
3.125%, due 5/15/22	975,000	1,020,116
AstraZeneca PLC, (United Kingdom)
1.051%, due 8/17/23(a)	750,000	751,875
Bayer US Finance II LLC, (Germany)
3.875%, due 12/15/23‡	1,450,000	1,584,543
Becton Dickinson and Co.
3.250%, due 11/12/20	167,000	168,240
Conagra Brands, Inc.
3.800%, due 10/22/21	1,175,000	1,221,942
Global Payments, Inc.
3.800%, due 4/1/21	169,000	172,155
Kellogg Co.
3.125%, due 5/17/22	1,075,000	1,122,933
Keurig Dr Pepper, Inc.
4.057%, due 5/25/23	1,000,000	1,094,502
Pfizer, Inc.
0.643%, due 9/15/23(a)	481,000	482,847
Reckitt Benckiser Treasury Services PLC, (United Kingdom)
0.857%, due 6/24/22‡(a)	275,000	275,018
Stryker Corp.
1.150%, due 6/15/25	500,000	507,864
Tyson Foods, Inc.
4.500%, due 6/15/22	1,050,000	1,117,498
Upjohn, Inc.
1.125%, due 6/22/22‡	750,000	756,289
		12,268,704
Energy — 2.4%
BP Capital Markets PLC, (United Kingdom)
3.561%, due 11/1/21	1,075,000	1,115,202
Energy Transfer Operating LP
4.650%, due 6/1/21	354,000	360,638
Enterprise Products Operating LLC
3.350%, due 3/15/23	332,000	353,071
Kinder Morgan Energy Partners LP
4.150%, due 2/1/24	900,000	983,545
MPLX LP
1.213%, due 9/9/21(a)	586,000	583,070
Occidental Petroleum Corp.
1.842%, due 8/15/22(a)	366,000	343,125
Plains All American Pipeline LP / PAA Finance Corp.
5.000%, due 2/1/21	520,000	523,863
		4,262,514
Financial — 22.5%
AIG Global Funding
0.800%, due 7/7/23‡	925,000	928,734
American Campus Communities Operating Partnership LP
3.750%, due 4/15/23	900,000	940,726
American Express Co.
0.997%, due 5/20/22(a)	882,000	886,140
3.400%, due 2/27/23	850,000	909,663
American International Group, Inc.
4.875%, due 6/1/22	700,000	754,435
Ares Finance Co. LLC
4.000%, due 10/8/24‡	750,000	798,057
Banco Santander SA, (Spain)
2.746%, due 5/28/25	1,200,000	1,267,533
Bank of America Corp.
2.503%, due 10/21/22	1,475,000	1,511,772
Barclays Bank PLC, (United Kingdom)
1.700%, due 5/12/22	1,000,000	1,014,396
BNP Paribas SA, (France)
4.250%, due 10/15/24	750,000	832,936
Citigroup, Inc.
2.750%, due 4/25/22	1,450,000	1,502,619
Credit Agricole SA/London, (France)
1.907%, due 6/16/26‡(a)	400,000	410,256
3.375%, due 1/10/22‡	925,000	957,477
Credit Suisse AG, (Switzerland)
1.000%, due 5/5/23	1,575,000	1,590,892
Fifth Third Bancorp
1.625%, due 5/5/23	725,000	744,222
Goldman Sachs Group, Inc. (The)
3.000%, due 4/26/22	1,391,000	1,415,143

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Financial (continued)
HSBC Holdings PLC, (United Kingdom)
2.650%, due 1/5/22	$1,475,000	$1,518,980
Huntington National Bank (The)
3.125%, due 4/1/22	1,100,000	1,146,155
J.P. Morgan Chase & Co.
3.200%, due 1/25/23	1,600,000	1,705,208
KeyBank NA
1.250%, due 3/10/23	540,000	550,789
Lloyds Banking Group PLC, (United Kingdom)
1.326%, due 6/15/23(a)	425,000	425,863
Manufacturers & Traders Trust Co.
2.500%, due 5/18/22	1,450,000	1,502,349
Metropolitan Life Global Funding I
2.400%, due 6/17/22‡	1,449,000	1,505,843
Mitsubishi UFJ Financial Group, Inc., (Japan)
2.230%, due 3/1/21(a)	323,000	325,830
Mizuho Financial Group, Inc., (Japan)
0.990%, due 5/25/24(a)	1,525,000	1,498,566
1.163%, due 9/13/23(a)	525,000	525,038
Morgan Stanley
3.750%, due 2/25/23	1,554,000	1,679,266
National Retail Properties, Inc.
3.900%, due 6/15/24	650,000	705,431
Nordea Bank Abp, (Finland)
1.000%, due 6/9/23‡	550,000	555,738
PNC Bank NA
0.685%, due 2/24/23(a)	600,000	599,941
Protective Life Global Funding
1.082%, due 6/9/23‡	550,000	557,526
Prudential Financial, Inc.
4.500%, due 11/16/21	1,425,000	1,497,923
SBA Tower Trust
1.884%, due 1/15/26‡	250,000	251,583
Sumitomo Mitsui Banking Corp., (Japan)
3.200%, due 7/18/22	550,000	577,653
3.950%, due 1/12/22‡	545,000	570,930
Toronto-Dominion Bank (The), (Canada)
0.750%, due 6/12/23	1,350,000	1,359,567
UBS AG, (Switzerland)
1.750%, due 4/21/22‡	750,000	765,870
UBS Group AG, (Switzerland)
1.342%, due 8/15/23‡(a)	550,000	551,355
Wells Fargo & Co.
2.625%, due 7/22/22	1,635,000	1,699,519
		38,541,924
Government — 0.5%
International Bank for Reconstruction & Development, (Supranational)
2.160%, due 11/18/24	825,000	829,067

Industrial — 3.1%
BAE Systems Holdings, Inc., (United Kingdom)
2.850%, due 12/15/20‡	520,000	521,309
Boeing Co. (The)
2.700%, due 5/1/22	375,000	380,749
4.508%, due 5/1/23	975,000	1,020,107
Carrier Global Corp.
1.923%, due 2/15/23‡	800,000	821,158
CNH Industrial Capital LLC
1.950%, due 7/2/23	400,000	402,994
4.375%, due 4/5/22	350,000	366,632
John Deere Capital Corp.
3.200%, due 1/10/22	1,022,000	1,064,157
Northrop Grumman Corp.
2.550%, due 10/15/22	702,000	733,192
		5,310,298
Technology — 1.5%
Dell International LLC / EMC Corp.
4.420%, due 6/15/21‡	368,000	378,104
DXC Technology Co.
4.000%, due 4/15/23	800,000	847,272
Hewlett Packard Enterprise Co.
0.998%, due 3/12/21(a)	586,000	585,406
Infor, Inc.
1.750%, due 7/15/25‡	550,000	566,722
NetApp, Inc.
1.875%, due 6/22/25	175,000	181,554
		2,559,058
Utilities — 3.6%
DTE Energy Co.
2.250%, due 11/1/22	1,100,000	1,139,800
Entergy Corp.
4.000%, due 7/15/22	1,150,000	1,221,428
Eversource Energy
2.500%, due 3/15/21	1,252,000	1,265,704
Pacific Gas and Electric Co.
1.750%, due 6/16/22	775,000	776,838
Pinnacle West Capital Corp.
1.300%, due 6/15/25	625,000	640,363
Southern Power Co.
Series E, 2.500%, due 12/15/21	1,129,000	1,158,655
		6,202,788
Total Corporate Bonds
(Cost $86,056,374)		87,545,204

U.S. Treasury Notes — 1.2%
U.S. Treasury Note, 0.125%, due 5/31/22	550,000	550,000
U.S. Treasury Note, 0.250%, due 6/30/25	1,550,000	1,552,906
		2,102,906
Total U.S. Treasury Notes
(Cost $2,097,826)		2,102,906

United States Government Agency & Obligations — 13.8%

Government — 13.8%
Federal Farm Credit Banks Funding Corporation
0.680%, due 6/17/24	1,700,000	1,703,725
0.710%, due 6/17/24	1,700,000	1,700,700
0.990%, due 6/4/26	1,500,000	1,500,412
1.000%, due 5/11/26	2,200,000	2,200,205
1.000%, due 8/3/27	1,700,000	1,701,404
1.040%, due 5/27/27	1,150,000	1,152,211
1.050%, due 6/22/28	1,250,000	1,254,178
1.090%, due 6/4/27	2,160,000	2,162,741
1.150%, due 4/9/25	1,500,000	1,502,097
1.250%, due 10/30/26	1,500,000	1,502,298
1.320%, due 6/8/28	1,200,000	1,200,714
1.350%, due 11/27/28	525,000	525,205
1.570%, due 5/28/30	2,000,000	2,000,990
Federal Home Loan Banks
1.000%, due 6/16/26	1,000,000	1,001,323

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
United States Government Agency & Obligations (continued)

Government (continued)
Federal Home Loan Mortgage Corporation
0.800%, due 11/25/25	$1,000,000	$1,000,150
1.125%, due 5/12/27	1,600,000	1,601,856
		23,710,209
Total United States Government Agency & Obligations
(Cost $23,673,695)		23,710,209

United States Government Agency Mortgage-Backed Securities — 12.8%

Government — 12.8%
Federal Home Loan Banks
0.500%, due 4/14/25	3,400,000	3,419,210
Federal Home Loan Mortgage Corporation
0.375%, due 5/5/23	750,000	752,992
0.375%, due 7/21/25	4,500,000	4,494,802
0.900%, due 5/28/25	2,000,000	2,000,704
0.950%, due 5/28/25	1,500,000	1,500,579
1.100%, due 4/23/25	2,000,000	2,003,172
0.900%, due 6/30/25	1,000,000	1,000,737
Federal National Mortgage Association
0.500%, due 6/17/25	1,700,000	1,708,316
1.100%, due 4/23/25	2,500,000	2,503,965
1.875%, due 9/24/26	2,300,000	2,485,900
		21,870,377
Total United States Government Agency Mortgage-Backed Securities
(Cost $21,830,755)		21,870,377

Short-Term Investments — 11.3%

Commercial Papers — 4.0%

Communications — 2.0%
Walt Disney Co. (The)
0.000%, due 7/7/21(b)	3,400,000	3,384,530
Financial — 2.0%
NatWest Markets PLC
0.000%, due 7/26/21(b)	3,400,000	3,377,220
Total Commercial Papers
(Cost $6,761,904)		6,761,750

	Shares	Value
Money Market Fund — 7.3%
BlackRock Liquidity T-Fund, 0.08%(c)
(Cost $12,511,481)	12,511,481	$12,511,481

Total Investments — 100.6%
(Cost $170,496,357)		172,096,692
Other Assets and Liabilities, Net — (0.6)%		(977,103)
Net Assets — 100.0%		$171,119,589

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2020.
(b)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(c)	Reflects the 7-day yield at July 31, 2020.

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2020 (unaudited)

Open futures contracts outstanding at July 31, 2020:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2020	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	RBC Capital Markets	September 2020	(44)	$(6,121,141)	$(6,163,438)	$(42,297)
U.S. 10 Year Ultra Note	RBC Capital Markets	September 2020	1	159,111	159,250	139
U.S. 2 Year Note (CBT)	RBC Capital Markets	September 2020	(3)	(661,917)	(662,953)	(1,036)
U.S. 5 Year Note (CBT)	RBC Capital Markets	September 2020	(214)	(26,884,931)	(26,990,750)	(105,819)
						$(149,013)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $206,680 at July 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Collateralized Mortgage Obligation	$–	$170,523	$–	$170,523
Commercial Asset-Backed Securities	–	15,744,448	–	15,744,448
Commercial Mortgage-Backed Securities	–	1,679,794	–	1,679,794
Corporate Bonds	–	87,545,204	–	87,545,204
U.S. Treasury Notes	–	2,102,906	–	2,102,906
United States Government Agency & Obligations	–	23,710,209	–	23,710,209
United States Government Agency Mortgage-Backed Securities	–	21,870,377	–	21,870,377
Short-Term Investments:
Commercial Papers	–	6,761,750	–	6,761,750
Money Market Fund	12,511,481	–	–	12,511,481
Total Investments in Securities	12,511,481	159,585,211	–	172,096,692
Other Financial Instruments:(e)
Futures Contracts	139	–	–	139
Total Investments in Securities and Other Financial Instruments	$12,511,620	$159,585,211	$–	$172,096,831
Liability Valuation Inputs
Other Financial Instruments:(e)
Futures Contracts	$(149,152)	–	–	$(149,152)

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.
(e)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.